Summary of Significant Accounting Policies - Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	4,662,624	42,611	56,905,528	647,053	251,972
Common stock warrants
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	4,484,077	36,691	56,501,249	379,583	35,000
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	135,037	142	6,461	8,325	3,995
Common stock options
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	43,510	5,778	397,818	259,145	212,977